Financial Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
NOTE 22. Financial Instruments

The Company is exposed to various market risks including, but not limited to, changes in foreign currency exchange rates and market interest rates. The Company manages these risks, in part, through the use of derivative financial instruments. The maximum length of time over which the Company hedges the variability in the future cash flows for forecast transactions excluding those forecast transactions related to the payment of variable interest on existing debt is up to eighteen months from the date of the forecast transaction. The maximum length of time over which the Company hedges forecast transactions related to the payment of variable interest on existing debt is the term of the underlying debt. The use of derivative financial instruments creates exposure to credit loss in the event of nonperformance by the counter-party to the derivative financial instruments. The Company limits this exposure by entering into agreements including master netting arrangements directly with a variety of major financial institutions with high credit standards that are expected to fully satisfy their obligations under the contracts. Additionally, the Company’s ability to utilize derivatives to manage risks is dependent on credit and market conditions.

Accounting for Derivative Financial Instruments

Derivative financial instruments are recorded as assets or liabilities in the consolidated balance sheets at fair value. The fair values of derivatives used to hedge the Company’s risks fluctuate over time, generally in relation to the fair values or cash flows of the underlying hedged transactions or exposures. The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and, further, on the type of hedging relationship.

At inception, the Company formally designates and documents the financial instrument as a hedge of a specific underlying exposure, as well as the risk management objectives and strategies for undertaking the hedge transaction, including designation of the instrument as a fair value hedge, a cash flow hedge or a hedge of a net investment in a foreign operation. Additionally, at inception and at least quarterly thereafter, the Company formally assesses whether the financial instruments that are used in hedging transactions are effective at offsetting changes in either the fair value or cash flows of the related underlying exposure.

For a designated cash flow hedge, the effective portion of the change in the fair value of the derivative instrument is recorded in Accumulated other comprehensive (loss) income in the consolidated balance sheet. When the underlying hedged transaction is realized, the gain or loss included in Accumulated other comprehensive (loss) income is recorded in earnings and reflected in the consolidated statement of operations on the same line as the gain or loss on the hedged item attributable to the hedged risk. Any ineffective portion of a financial instrument's change in fair value is immediately recognized in operating results. For a designated fair value hedge, both the effective and ineffective portions of the change in the fair value of the derivative instrument are recorded in earnings and reflected in the consolidated statement of operations on the same line as the gain or loss on the hedged item attributable to the hedged risk. For a designated net investment hedge, the effective portion of the change in the fair value of the derivative instrument is recorded as a cumulative translation adjustment in Accumulated other comprehensive (loss) income in the consolidated balance sheet. Cash flows associated with designated hedges are reported in the same category as the underlying hedged item. Derivatives not designated as a hedge are adjusted to fair value through operating results. Cash flows associated with derivatives are reported in Net cash provided from operating activities in the Company’s consolidated statements of cash flows.

Foreign Currency Exchange Rate Risk

The Company’s net cash inflows and outflows exposed to the risk of changes in foreign currency exchange rates arise from the sale of products in countries other than the manufacturing source, foreign currency denominated supplier payments, debt and other payables, subsidiary dividends, investments in subsidiaries, and anticipated foreign currency denominated transaction proceeds. Where possible, the Company utilizes derivative financial instruments, including forward and option contracts, to protect the Company’s cash flow from changes in exchange rates. Foreign currency exposures are reviewed monthly and any natural offsets are considered prior to entering into a derivative financial instrument. The Company’s primary hedged foreign currency exposures include the Korean Won, Euro, Japanese Yen, Mexican Peso, Czech Koruna, Hungarian Forint and Indian Rupee. Where possible, the Company utilizes a strategy of partial coverage for transactions in these currencies.

As of December 31, 2014 and 2013, the Company had derivative instruments that consisted primarily of option and forward contracts to hedge changes in foreign currency exchange rates with notional amounts of approximately $2,379 million and $93 million, respectively. Fair value estimates of these contracts are based on quoted market prices and other observable inputs. Approximately $150 million of these instruments as of December 31, 2014 have been designated as cash flow hedges with the effective portion of the gain or loss reported in the Accumulated other comprehensive (loss) income component of Stockholders’ equity in the Company’s consolidated balance sheet. The ineffective portion of these instruments is recorded as Cost of sales in the Company’s consolidated statement of operations. During the three-months ended December 31, 2014, the Company entered into a foreign currency option contract with a notional value of $2,229 million to manage foreign currency exposure on anticipated KRW denominated proceeds in connection with the Climate Transaction. Approximately $660 million of this option contract was designated as a hedge of the Company's net investment in HVCC with the effective portion of the gain or loss reported in the AOCI component of Stockholders’ equity in the Company’s consolidated balance sheets. The gain or loss from the non-designated portion of this foreign currency option contract is recorded as "Other expense, net" in the Company’s consolidated statement of operations.

During the six months ended June 30, 2015, the Company entered into offsetting foreign currency option contracts and non-deliverable forwards with notional amounts of $2,229 million each to lower related premium expenses. Final settlement of these hedges occurred during the second quarter of 2015 in connection with the closing of the Climate Transaction. The Company recorded a loss of $6 million for the six months ended June 30, 2015, reflecting the change in the fair value of the foreign currency option and forward contracts, which was classified as "Other expense, net" in the Company’s consolidated statements of comprehensive income.

Financial Statement Presentation

The Company presents its derivative positions and any related material collateral under master netting agreements on a net basis. Derivative financial instruments designated and non-designated as hedging instruments are included in the Company’s consolidated balance sheets at December 31, 2014 and 2013 as follows.

	Assets			Liabilities
Risk Hedged	Classification	2014	2013	Classification	2014	2013
	(Dollars in Millions)
Designated:
Foreign currency	Other current assets	$5	$—	Other current assets	$2	$—
Foreign currency	Other current liabilities	1	—	Other current liabilities	6	2
Non-designated:
Foreign currency	Other current assets	—	—	Other current assets	—	—
Foreign currency	Other current liabilities	—	—	Other current liabilities	10	—
		$6	$—		$18	$2

	Gross Amount Recognized		Gross Amounts Offset in the Statement of Financial Position		Net Amounts Presented in the Statement of Financial Position
	December 31		December 31		December 31
Foreign Currency Derivatives	2014	2013	2014	2013	2014	2013
	(Dollars in Millions)
Assets:
Designated	$5	$—	$2	$—	$3	$—
	$5	$—	$2	$—	$3	$—
Liabilities:
Designated	$6	$2	$1	$—	$5	$2
Non-designated	10	—	—	—	10	—
	$16	$2	$1	$—	$15	$2

Gains and losses on derivative financial instruments, which includes both continuing and discontinued operations, for the year ended December 31, 2014 and 2013 are as follows:

	Amount of Gain (Loss)
	Recorded in AOCI, net of tax		Reclassified from AOCI into Income		Recorded in Income
	2014	2013	2014	2013	2014	2013
	(Dollars in Millions)
Foreign currency risk – Cost of sales:
Cash flow hedges	$(4)	$(7)	$19	$11	$—	$—
Non-designated cash flow hedges	—	—	—	—	1	1
Foreign currency risk – Other expense:
KRW option contract	(5)	—	—	—	(10)	—
	$(9)	$(7)	$19	$11	$(9)	$1

Commodity Risk

The Company's exposures to market risk from changes in the price of production material are managed primarily through negotiations with suppliers and customers, although there can be no assurance that the Company will recover all such costs. While the Company periodically evaluates derivatives available in the marketplace, currently no such derivatives are utilized to manage or hedge the Company's commodity risks.
Concentrations of Credit Risk

Financial instruments including cash equivalents, derivative contracts, and accounts receivable, expose the Company to counter-party credit risk for non-performance. The Company’s counterparties for cash equivalents and derivative contracts are banks and financial institutions that meet the Company’s requirement of high credit standing. The Company’s counterparties for derivative contracts are substantial investment and commercial banks with significant experience using such derivatives. The Company manages its credit risk through policies requiring minimum credit standing and limiting credit exposure to any one counter-party and through monitoring counter-party credit risks. The Company’s concentration of credit risk related to derivative contracts at December 31, 2014 and 2013 is not material.

Ford is one of the Company's largest customers and accounted for 41%, 52% and 49% of total product sales from continuing operations in 2014, 2013 and 2012, respectively. The Company's credit risk with any individual customer does not exceed ten percent of total accounts receivable except for Ford and its affiliates which represent 22% and 41% at December 31, 2014 and 2013, respectively.

Management periodically performs credit evaluations of its customers and generally does not require collateral.